Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2015 individual shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	May. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of participants with outstanding options, restricted stock, or restricted stock units | individual	9,200
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	5 years
Percent of stock-based compensation related to retiree-eligible population (as a percent)	35.00%
General Employees' Stock Purchase Plan (GESPP)
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized	60,000,000
Number of shares available for grant under the 2008 Long Term Incentive Plan Program (including additional subsequent shareholder approvals)	28,104,335	29,112,004	30,185,960
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized				100,000,000
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010	3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 11, 2010 and prior to May 8, 2012	2.87
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 8, 2012, or later	3.50
Number of shares available for grant under the 2008 Long Term Incentive Plan Program (including additional subsequent shareholder approvals)	20,328,681